Government Grants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Government Grants
Government grants received	$ 8,474,000	$ 9,095,000	$ 4,724,000
Research and development expenses	4,556,000	15,515,000	1,607,000
Other income	1,434,000	318,000	539,000
Total government grants recognized	$ 5,990,000	$ 15,833,000	$ 2,146,000